American Century Investments®
Quarterly Portfolio Holdings
Ultra® Fund
July 31, 2022

Ultra - Schedule of Investments
JULY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Automobiles — 5.4%
Tesla, Inc.(1)	1,042,554	929,384,763
Banks — 0.3%
JPMorgan Chase & Co.	433,982	50,064,164
Beverages — 1.6%
Constellation Brands, Inc., Class A	1,127,355	277,678,810
Biotechnology — 2.8%
Genmab A/S(1)	372,127	132,410,193
Regeneron Pharmaceuticals, Inc.(1)	597,598	347,616,781
		480,026,974
Building Products — 0.2%
Advanced Drainage Systems, Inc.	311,000	36,884,600
Capital Markets — 1.2%
MSCI, Inc.	428,994	206,491,972
Chemicals — 0.3%
Ecolab, Inc.	338,207	55,861,650
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	680,404	87,159,752
Distributors — 0.5%
Pool Corp.	219,485	78,509,785
Electrical Equipment — 0.8%
Acuity Brands, Inc.	757,223	138,117,475
Electronic Equipment, Instruments and Components — 0.5%
Cognex Corp.	655,462	33,415,453
Keyence Corp.	127,600	50,573,251
		83,988,704
Entertainment — 1.2%
Netflix, Inc.(1)	442,000	99,405,800
Walt Disney Co.(1)	956,755	101,511,705
		200,917,505
Food and Staples Retailing — 2.1%
Costco Wholesale Corp.	676,413	366,142,357
Health Care Equipment and Supplies — 5.5%
ABIOMED, Inc.(1)	281,340	82,435,433
DexCom, Inc.(1)	1,073,481	88,111,321
Edwards Lifesciences Corp.(1)	1,610,222	161,891,720
IDEXX Laboratories, Inc.(1)	357,162	142,571,927
Insulet Corp.(1)	277,350	68,727,330
Intuitive Surgical, Inc.(1)	1,747,063	402,121,491
		945,859,222
Health Care Providers and Services — 4.2%
UnitedHealth Group, Inc.	1,332,873	722,870,343
Hotels, Restaurants and Leisure — 2.7%
Chipotle Mexican Grill, Inc.(1)	222,478	348,004,537
Wingstop, Inc.	977,706	123,366,943
		471,371,480
Household Durables — 0.5%
Sonos, Inc.(1)	3,982,654	88,056,480

Interactive Media and Services — 8.6%
Alphabet, Inc., Class A(1)	5,765,580	670,652,266
Alphabet, Inc., Class C(1)	6,325,160	737,766,662
Meta Platforms, Inc., Class A(1)	474,886	75,554,363
		1,483,973,291
Internet and Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	8,705,451	1,174,800,612
IT Services — 11.3%
Adyen NV(1)	121,715	218,937,513
Block, Inc.(1)	1,292,000	98,269,520
Mastercard, Inc., Class A	2,251,496	796,556,770
Okta, Inc.(1)	434,980	42,823,781
Shopify, Inc., Class A(1)	1,712,000	59,628,960
Visa, Inc., Class A	3,426,958	726,892,061
		1,943,108,605
Life Sciences Tools and Services — 0.6%
Maravai LifeSciences Holdings, Inc., Class A(1)	2,586,000	67,468,740
Waters Corp.(1)	95,776	34,865,337
		102,334,077
Machinery — 1.9%
Donaldson Co., Inc.	702,908	38,245,224
Nordson Corp.	440,736	101,805,609
Westinghouse Air Brake Technologies Corp.	1,216,147	113,673,260
Yaskawa Electric Corp.(2)	1,947,200	68,198,523
		321,922,616
Oil, Gas and Consumable Fuels — 1.4%
EOG Resources, Inc.	2,124,016	236,233,060
Personal Products — 0.7%
Estee Lauder Cos., Inc., Class A	470,000	128,357,000
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	952,765	174,613,242
Semiconductors and Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(1)	3,903,000	368,716,410
Analog Devices, Inc.	1,255,055	215,819,258
Applied Materials, Inc.	2,809,408	297,741,060
ASML Holding NV(2)	222,478	127,870,983
NVIDIA Corp.	2,469,206	448,481,885
		1,458,629,596
Software — 9.1%
DocuSign, Inc.(1)	1,461,571	93,511,313
Microsoft Corp.	4,090,401	1,148,339,177
Paycom Software, Inc.(1)	425,003	140,459,241
Salesforce, Inc.(1)	446,952	82,248,107
Zscaler, Inc.(1)	653,467	101,326,593
		1,565,884,431
Technology Hardware, Storage and Peripherals — 15.3%
Apple, Inc.	16,242,687	2,639,599,064
Textiles, Apparel and Luxury Goods — 3.3%
lululemon athletica, Inc.(1)	1,009,631	313,500,522
NIKE, Inc., Class B	2,296,611	263,926,536
		577,427,058
TOTAL COMMON STOCKS (Cost $5,637,001,648)		17,026,268,688

SHORT-TERM INVESTMENTS — 1.5%
Discount Notes(3) — 0.2%
Federal Home Loan Bank Discount Notes, 2.09%, 8/1/22	28,400,000	28,400,000
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	178,545	178,545
State Street Navigator Securities Lending Government Money Market Portfolio(4)	63,211,527	63,211,527
		63,390,072
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 3.00%, 5/31/23 - 2/15/48, valued at $20,596,185), in a joint trading account at 2.18%, dated 7/29/22, due 8/1/22 (Delivery value $20,200,648)		20,196,979
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.250%, 8/15/49, valued at $144,341,259), at 2.23%, dated 7/29/22, due 8/1/22 (Delivery value $141,537,297)		141,511,000
		161,707,979
TOTAL SHORT-TERM INVESTMENTS (Cost $253,498,051)		253,498,051
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $5,890,499,699)		17,279,766,739
OTHER ASSETS AND LIABILITIES — (0.3)%		(51,197,595)
TOTAL NET ASSETS — 100.0%		$17,228,569,144

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,503,420	USD	5,639,575	JPMorgan Chase Bank N.A.	9/30/22	$8,489
EUR	5,002,305	USD	5,069,001	JPMorgan Chase Bank N.A.	9/30/22	64,778
EUR	7,974,767	USD	8,102,554	JPMorgan Chase Bank N.A.	9/30/22	81,810
USD	110,128,897	EUR	104,152,620	JPMorgan Chase Bank N.A.	9/30/22	3,238,877
USD	8,431,938	EUR	7,914,140	JPMorgan Chase Bank N.A.	9/30/22	309,794
USD	9,748,862	EUR	9,547,720	JPMorgan Chase Bank N.A.	9/30/22	(49,797)
USD	8,494,714	EUR	8,322,872	JPMorgan Chase Bank N.A.	9/30/22	(46,904)
USD	5,511,866	EUR	5,395,626	JPMorgan Chase Bank N.A.	9/30/22	(25,571)
USD	6,875,194	EUR	6,693,108	JPMorgan Chase Bank N.A.	9/30/22	6,174
USD	8,978,661	EUR	8,813,383	JPMorgan Chase Bank N.A.	9/30/22	(66,361)
USD	37,908,294	JPY	5,085,700,900	Bank of America N.A.	9/30/22	(404,866)
USD	2,958,497	JPY	408,410,100	Bank of America N.A.	9/30/22	(118,264)
						$2,998,159

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $102,984,286. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $109,842,558, which includes securities collateral of $46,631,031.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	16,428,278,225	597,990,463	—
Short-Term Investments	63,390,072	190,107,979	—
	16,491,668,297	788,098,442	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,709,922	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	711,763	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.